Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 1995
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses	$ 21,000,000	$ 0	$ 15,000,000
Special termination benefits	0	0	5,000,000
Percent amortized of unamortized balance for net actuarial gain and losses	10.00%
Measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate	7.75%
Measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate, after decline	5.00%
Year of measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate, after decline	2023
Increase in fair value of debt securities	34,000,000
Decrease in Present Value of Contract Obligation	18,000,000
Employees maximum deposit in saving plan	75.00%
Employees deposit in saving plan, statutory limit	16,500
Number of investment funds in which employee can contribute	39
Employer matching contribution up to certain percentage of eligible pay	1.25%
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	25,000,000	24,000,000	23,000,000
Eligibility of employees to participate in leveraged employee stock ownership plan	1.00%
Company's contribution in common stock from compensation and Benefits Trust	660,755	1,776,873	2,018,692
Fair value of Company's contribution in common stock from compensation and Benefits Trust	84,000,000	103,000,000	94,000,000
Company's contribution shares of company common stock from Treasury stock	475,696
Dividends used to service debt	45,000,000	41,000,000	39,000,000
Interest incurred on the CPSP debt	1,000,000	2,000,000	2,000,000
Fair value of unallocated shares	59,000,000	231,000,000
Omnibus Stock and Performance Incentive Plan life	10
Authorized common stock for compensation plan, maximum	100,000,000
Common stock available under incentive stock options, maximum	40,000,000
Common stock available for awards in stock, maximum	40,000,000
Shares available for issuance under the Plan	100,000,000
Weighted average period of recognition of unvested options, in months	46 months
Unrecognized compensation cost from stock options	27,000,000
Longest weighted-average period of recognition of unvested options, in months	15 years
Number of previously unissued common shares sold to trust	36,000,000			58,400,000
Cash received on sale of previously unissued common shares to trust				37,000,000
Promissory note received by selling of previously unissued common stock to compensation and benefits trust				952,000,000
Shares transferred out of compensation benefits trust	1,776,873
Historical carrying value of share transfer from grantor trusts to treasury stock	610,000,000
Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Vest ratably options term, in year	10 years
Weighted-average remaining contractual term of vested	3 years 11 months 12 days
Weighted-average remaining contractual term exercisable	3 years 4 months 24 days
Cash received from exercise of stock options	197
Tax benefit from exercise of options	119,000,000
Weighted average period of recognition of unvested options, in months	19 years
Unrecognized compensation cost from stock options	16,000,000
Stock Option [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average period of recognition of unvested options, in months	25 years
Stock Unit Program Period One [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	36 months
Stock Unit Program Period Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	48 months
Stock Unit Program Period Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	60 months
Stock Unit Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average period of recognition of unvested options, in months	30 months
Unrecognized compensation cost from stock options	188,000,000
Longest weighted-average period of recognition of unvested options, in months	100 months
Stock Savings Feature [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	77,000,000	92,000,000	83,000,000
Cash contribution to the CPSP	4,000,000	0	0
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of participating interest in annuity contract	144,000,000	92,000,000
Fair value of participating interest in debt security	391,000,000	357,000,000
Accumulated benefit obligation covered by the contract	247,000,000	265,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	56.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	6.00%
Other Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	3.00%
Tax Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax-qualified pension plans with projected benefit obligations in excess of plan assets	8,481,000,000	7,661,000,000
Tax-qualified pension plans with accumulated benefit obligation in excess of plan assets	7,377,000,000	6,718,000,000
Tax-qualified pension plans with fair value of plan assets in excess of plan assets	6,098,000,000	5,706,000,000
Unfunded Non Qualified Key Employee Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax-qualified pension plans with projected benefit obligations in excess of plan assets	499,000,000	479,000,000
Tax-qualified pension plans with accumulated benefit obligation in excess of plan assets	374,000,000	407,000,000
Domestic Qualified And Nonqualified Pension And Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to qualified and non qualified pension and post retirement benefit	690,000,000
International Qualified And Nonqualified Pension And Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to qualified and non qualified pension and post retirement benefit	235,000,000
Int'l (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	$ 56,000,000	$ 52,000,000	$ 51,000,000